EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 108,059	$ 101,862
Defined benefit plan	44,426	34,623
Total	$ 152,485	$ 136,485